SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	£ (11,923,810)	£ (5,816,637)	£ (2,265,019)
Foreign	(882,191)	(1,179,045)	(768,582)
Net loss, before tax	£ (12,806,001)	£ (6,995,682)	£ (3,033,601)